Consolidated statements of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss before income tax	$ (41,695)	$ (31,658)	$ (42,198)
Adjusted for:
Depreciation and amortization of non-current assets	616	504	331
Foreign currency exchange (gain) loss, net	1,412	(2,923)	(2,040)
Depreciation of right-of-use assets	662	277	227
Share-based compensation expense	5,039	4,113	3,907
Income tax expense	(279)	(249)	(157)
Amortization of premium on investments	(1,900)	(134)	446
Changes in working capital:
Receivables and other	1,870	(2,891)	777
VAT receivable	(281)	416	(35)
Prepaid expenses and other assets	3,385	(1,857)	(2,859)
Trade accounts payable and other	334	1,413	1,618
Deferred offering & financing costs			1,623
Deferred revenue		33,510	(4,649)
License liabilities	(4,797)	(2,828)	13,713
Other liabilities	(3,338)	6,350	649
Net cash (used in) provided by operating activities	(38,972)	4,043	(28,647)
Cash flows from investing activities:
Purchases of property and equipment	(730)	(587)	(764)
Purchases of investments	(90,082)	(70,877)	(45,291)
Maturities of investments	73,177	80,810	2,510
Net cash (used in) provided by investing activities	(17,635)	9,346	(43,545)
Cash flows from financing activities:
Proceeds from option exercises		15
Proceeds from common shares from initial public offering, net			94,189
Proceeds from Series C financing, net			61,798
Payment of Series A preferred and common shares repurchased			(5,167)
Proceeds from borrowings	470	611	680
Payment of principal portion of lease liabilities	(1,041)	(343)	(340)
Net cash (used in) provided by financing activities	(571)	283	151,160
Net (decrease) increase in cash and cash equivalents	(57,178)	13,672	78,968
Cash and cash equivalents at beginning of year	100,333	90,869	15,818
Effects of exchange rate changes	1,076	(4,208)	(3,917)
Cash and cash equivalents at end of year	44,231	100,333	90,869
Supplemental schedule of noncash operating and financing activities:
Issuance of common shares to VUmc in lieu of payment for license liabilities		2,201	3,655
Interest received, classified as operating activities	$ 3,671	851	37
Interest paid, classified as operating activities		$ 97	$ 224